Trade Receivables - Summary of Trade Receivables and Contract Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	$ 689.8	$ 677.3
Trade receivables [member]
Disclosure of financial assets [line items]
Trade receivables	297.8	274.7
Allowance for expected credit losses	(7.4)	(12.6)
Total trade receivables	290.4	262.0
Contract assets [member]
Disclosure of financial assets [line items]
Trade receivables	15.5	8.9
Allowance for expected credit losses	(0.0)	(0.0)
Trade receivables and contract assets [Member]
Disclosure of financial assets [line items]
Total trade receivables	$ 305.9	$ 270.9